Long-term Debt (Tables)	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Fair Value of Company's Long-term Debt Obligations
The fair value of the Company’s long-term debt obligations approximated their book value as of September 30, 2021 (Successor) and December 31, 2020 (Successor) and consisted of the following (in thousands):

	Successor	Successor
	September 30, 2021	December 31, 2020
Successor First Lien Credit Facility	$564,724	$666,650
Successor Second Lien Credit Facility	—	145,000

Total debt	564,724	811,650
Less: Current portion of long-term debt	—	(6,700)

Total long-term debt	564,724	804,950
Less: Deferred financing costs	(10,319)	(26,345)

Long-term debt, net	$554,405	$778,605

The fair value of the Company’s long-term debt obligations approximate their book value as of December 31, 2019 (Predecessor) and consisted of the following (in thousands):

Predecessor
December 31, 2019
Predecessor First Lien Facility	$401,941
Predecessor Second Lien Facility	150,000

Total debt	551,941
Less: Current portion of long-term debt	—

Total long-term debt	551,941
Less: Deferred financing costs	(11,102)

Long-term debt, net	$540,839

The fair value of the Company’s long-term debt obligations approximate their book value as of December 31, 2020 (Successor) and consisted of the following (in thousands):

Successor
December 31, 2020
Successor First Lien Facility	$666,650
Successor Second Lien Facility	145,000

Total debt	811,650
Less: Current portion of long-term debt	(6,700)

Total long-term debt	804,950
Less: Deferred financing costs	(26,345)

Long-term debt, net	$778,605

Schedule of Maturities of Long-term Debt
Scheduled maturities of long-term debt as of December 31, 2020, are as follows (in thousands):

Years Ending December 31,

2021	$6,700
2022	6,700
2023	6,700
2024	6,700
2025	6,700
Thereafter	778,150

$811,650